ORGANIZATION - Carrying amounts and classifications of the assets and liabilities and financial performance and cash flows of Affiliated PRC Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 635,347			¥ 980,129	¥ 4,115,650	$ 125,501	¥ 812,972	¥ 148,511
Restricted cash	269,783				1,747,603		236,929
Funds receivable	110,433				715,365		413,084
Accounts receivable, net	42,975				278,382		165,404
Prepaid expenses and other current assets	203,849				1,320,492		259,734
Deferred tax assets	12,429				80,513		22,859
Amount due from related parties	125,525				813,123		39,951
Total current assets	1,454,555				9,422,317		1,950,933
Non-current assets:
Property and equipment, net	35,828				232,085		149,307
Long-term investments, net	110,063				712,967		103,175
Other non-current assets	17,694				114,621		61,453
Goodwill	1,660				10,755
Total non-current assets	167,221				1,083,228		316,784
Current liabilities:
Customer advances and deposits	43,373				280,962		258,992
Accounts payable	4,898				31,720		19,813
Salaries and welfare payable	64,595				418,431		201,433
Accrued expenses and other current liabilities	483,953				3,134,951		1,155,547
Income tax payable	12,309				79,736		22,821
Amounts due to related parties	302,803				1,961,500		6,305
Total current liabilities	1,011,270				6,550,800		2,366,687
Non-current liabilities:
Non-current liabilities	14,156				91,702		71,616
Total non-current liabilities	424,739				2,751,377		71,616
Financial performance and cash flows of Affiliated PRC Entities
Revenues	643,924	¥ 4,171,212	¥ 1,756,755	850,922
Cost of revenues	221,253	1,433,237	454,902	173,395
Net income (loss)	(1,133,519)	(7,342,709)	(1,846,901)	(187,289)
Net cash provided by operating activities	(315,666)	(2,044,824)	(435,724)	(59,919)
Net cash used in investing activities	(184,876)	(1,197,594)	230,840	(524,738)
Net cash (used in) provided by financing activities	974,737	6,314,159	15,001	1,432,081
Affiliated PRC Entities | Affiliated PRC Entities before consolidation
Carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities
Affiliated PRC Entities' assets pledged or collateralized					0
Current assets:
Cash and cash equivalents	118,652				768,605		122,682
Restricted cash	145,804				944,488		207,589
Funds receivable	106,759				691,563		387,705
Accounts receivable, net	60,470				391,712		187,607
Prepaid expenses and other current assets	84,203				545,449		77,642
Deferred tax assets	10,258				66,452		16,755
Amount due from related parties	15,496				100,379		11,331
Total current assets	541,642				3,508,648		1,011,311
Non-current assets:
Property and equipment, net	9,947				64,437		6,033
Long-term investments, net	74,940				485,445		58,375
Other non-current assets	9,121				59,082		11,502
Goodwill	1,660				10,755
Total non-current assets	95,668				619,719		75,910
Total assets	637,310				4,128,367		1,087,221
Current liabilities:
Customer advances and deposits	3,677				23,815		5,887
Accounts payable	11,968				77,523		70,834
Salaries and welfare payable	2,152				13,941		15,524
Accrued expenses and other current liabilities	315,580				2,044,266		782,758
Income tax payable	10,291				66,665		18,555
Amounts due to related parties	81,500				527,939
Amounts due to inter-companies	232,258				1,504,524		182,926
Total current liabilities	657,426				4,258,673		1,076,484
Non-current liabilities:
Non-current liabilities	2,438				15,793		3,429
Total non-current liabilities	2,438				15,793		3,429
Total liabilities	659,864				¥ 4,274,466		¥ 1,079,913
Financial performance and cash flows of Affiliated PRC Entities
Revenues	205,836	1,333,367	371,555	82,474
Cost of revenues	155,870	1,009,694	215,981	45,298
Net income (loss)	(24,442)	(158,328)	(10,990)	4,966
Net cash provided by operating activities	96,978	628,207	94,178	41,181
Net cash used in investing activities	(79,220)	(513,174)	(65,109)	(961)
Net cash (used in) provided by financing activities	$ 81,963	530,939	7,000	(50,000)
Affiliated PRC Entities | WFOE
Carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities
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